Expense by nature	12 Months Ended
Dec. 31, 2022
Disclosure of Expenses by Nature (Abstract)
Expense by nature
19	Expense by nature

	2022 $	2021 $	2020 $
			(recast – note 2)

Research and development expenditures, including clinical costs	14,165	16,105	14,914
Salaries, wages and benefits	11,269	10,549	6,991
Professional and consulting fees	2,570	2,499	1,856
Insurance	3,196	3,952	2,649
Loan interest	2,336	239	197
Office, rent and telecommunications	1,161	906	567
Stock-based compensation (non-cash)	1,580	1,742	750
Marketing, communications and investor relations	1,046	1,368	1,178
Depreciation	989	551	384
Other	663	499	317
DSU compensation (non-cash)	608	584	401
Travel	481	216	49
Foreign exchange loss (gain)	203	(110)	996
Accreted interest and valuation adjustments (non-cash)	(172)	907	27
Government assistance	(207)	(1,631)	(3,724)
Research and development tax credits	(1,568)	(1,599)	(1,268)
	38,320	36,777	26,284